Quarterly Report
September 30, 2019
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.5%
Airlines – 0.6%
Ryanair Holdings PLC, ADR (a)	106,046	$7,039,333
Alcoholic Beverages – 7.1%
Diageo PLC	807,852	$33,106,490
Heineken N.V.	205,350	22,194,120
Pernod Ricard S.A.	199,302	35,495,265
		$90,795,875
Apparel Manufacturers – 1.0%
Compagnie Financiere Richemont S.A.	108,927	$7,991,218
LVMH Moet Hennessy Louis Vuitton SE	11,369	4,518,613
		$12,509,831
Automotive – 0.2%
USS Co. Ltd.	148,500	$2,896,343
Biotechnology – 0.7%
Novozymes A/S	213,251	$8,965,947
Brokerage & Asset Managers – 0.3%
Euronext N.V.	47,996	$3,926,110
Business Services – 9.9%
Brenntag AG	149,912	$7,254,811
Compass Group PLC	928,486	23,894,096
Experian PLC	455,866	14,567,650
Intertek Group PLC	186,111	12,535,455
Nomura Research Institute Ltd.	729,700	14,569,825
Rentokil Initial PLC	615,563	3,540,615
Secom Co. Ltd.	185,000	16,935,229
SGS S.A.	7,530	18,665,618
Sohgo Security Services Co. Ltd.	111,200	5,849,507
Thomson Reuters Corp.	120,057	8,024,340
		$125,837,146
Chemicals – 3.5%
Givaudan S.A.	16,161	$45,080,130
Computer Software – 8.5%
ANSYS, Inc. (a)	111,232	$24,622,316
Cadence Design Systems, Inc. (a)	626,296	41,385,640
Check Point Software Technologies Ltd. (a)	10,591	1,159,714
Dassault Systemes S.A.	107,093	15,261,931
OBIC Co. Ltd.	125,700	14,385,281
SAP SE	77,719	9,138,499
Wisetech Global Ltd.	110,055	2,579,801
		$108,533,182
Computer Software - Systems – 2.3%
Amadeus IT Group S.A.	375,821	$26,920,636
Descartes Systems Group, Inc. (a)	67,293	2,716,405
		$29,637,041
Construction – 0.5%
Geberit AG	13,421	$6,408,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 10.9%
Colgate-Palmolive Co.	396,831	$29,171,047
Kao Corp.	373,400	27,692,546
Kobayashi Pharmaceutical Co. Ltd.	200,200	15,302,731
KOSE Corp.	23,100	3,898,960
L'Oréal	94,980	26,595,183
Reckitt Benckiser Group PLC	367,154	28,638,974
ROHTO Pharmaceutical Co. Ltd.	289,000	7,937,818
		$139,237,259
Containers – 0.3%
Brambles Ltd.	507,606	$3,905,739
Electrical Equipment – 6.5%
IMI PLC	836,303	$9,873,506
Legrand S.A.	303,018	21,626,379
OMRON Corp.	234,400	12,935,325
Schneider Electric SE	311,123	27,298,243
Spectris PLC	233,805	7,025,885
Yokogawa Electric Corp.	255,900	4,678,976
		$83,438,314
Electronics – 9.5%
Analog Devices, Inc.	233,286	$26,065,045
DISCO Corp.	16,500	3,157,373
Halma PLC	463,439	11,231,176
Hirose Electric Co. Ltd.	120,300	14,841,453
Infineon Technologies AG	627,696	11,296,808
Samsung Electronics Co. Ltd.	263,374	10,745,641
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	611,992	28,445,388
Texas Instruments, Inc.	120,285	15,545,633
		$121,328,517
Engineering - Construction – 0.1%
Wartsila Oyj Abp (l)	138,674	$1,553,043
Food & Beverages – 12.2%
Chocoladefabriken Lindt & Sprungli AG	189	$1,395,651
Danone S.A.	319,234	28,121,255
Ezaki Glico Co. Ltd.	84,800	3,523,872
ITO EN Ltd.	332,400	15,669,591
Kerry Group PLC	139,369	16,299,437
Nestle S.A.	664,563	72,099,476
Nissan Foods Holdings Co. Ltd.	51,600	3,739,902
Toyo Suisan Kaisha Ltd.	367,400	14,712,990
		$155,562,174
Insurance – 1.2%
Fairfax Financial Holdings Ltd.	15,621	$6,885,809
Hiscox Ltd.	399,683	8,157,739
		$15,043,548
Internet – 0.3%
Wix.com Ltd. (a)	36,819	$4,298,250
Machinery & Tools – 4.6%
Epiroc AB, “A”	139,938	$1,516,793
GEA Group AG	295,957	7,990,268
Misumi Group, Inc.	212,100	5,038,689
Nordson Corp.	84,827	12,406,797

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Schindler Holding AG	23,511	$5,257,908
SMC Corp.	23,900	10,283,030
Spirax Sarco Engineering PLC	167,003	16,108,802
		$58,602,287
Major Banks – 1.2%
Svenska Handelsbanken AB, “A”	651,821	$6,103,673
UBS Group AG	747,982	8,491,194
		$14,594,867
Medical Equipment – 2.6%
Dentsply Sirona, Inc.	111,454	$5,941,613
EssilorLuxottica	33,179	4,782,618
Nihon Kohden Corp.	365,200	10,723,792
Terumo Corp.	358,100	11,525,438
		$32,973,461
Oil Services – 0.4%
Core Laboratories N.V. (l)	110,038	$5,129,972
Other Banks & Diversified Financials – 1.2%
Chiba Bank Ltd.	525,400	$2,718,496
Hachijuni Bank Ltd.	515,400	2,109,414
Julius Baer Group Ltd.	75,380	3,339,816
Jyske Bank A.S. (a)	65,425	2,113,673
Mebuki Financial Group, Inc.	867,800	2,147,723
North Pacific Bank Ltd.	772,600	1,646,983
Sydbank A.S.	86,754	1,529,921
		$15,606,026
Pharmaceuticals – 1.2%
Santen Pharmaceutical Co. Ltd.	901,800	$15,733,217
Printing & Publishing – 0.4%
RELX PLC	197,451	$4,698,073
Real Estate – 4.2%
Deutsche Wohnen SE	514,075	$18,764,990
LEG Immobilien AG	71,877	8,225,948
TAG Immobilien AG	269,101	6,141,843
Vonovia SE	399,698	20,279,552
		$53,412,333
Specialty Chemicals – 2.8%
Croda International PLC	60,759	$3,630,721
Kansai Paint Co. Ltd.	247,100	5,775,509
Sika AG	37,776	5,526,072
Symrise AG	211,460	20,549,677
		$35,481,979
Specialty Stores – 0.0%
Esprit Holdings Ltd. (a)	2,354,544	$446,072
Telecommunications - Wireless – 0.3%
KDDI Corp.	159,400	$4,164,671
Total Common Stocks		$1,206,839,686

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 2.4%
Consumer Products – 2.4%
Henkel AG & Co. KGaA	311,436	$30,822,039
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 2.09% (v)	34,673,347	$34,673,347
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.97% (j)	985,355	$985,355

Other Assets, Less Liabilities – 0.3%		3,420,171
Net Assets – 100.0%		$1,276,740,598
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,673,347 and $1,238,647,080, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
Derivative Contracts at 9/30/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	49,487,004	JPY	5,203,656,000	JPMorgan Chase Bank N.A.	2/21/2020	$872,258
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$49,704,826	$204,889,857	$—	$254,594,683
United Kingdom	177,009,183	—	—	177,009,183
Switzerland	174,256,029	—	—	174,256,029
France	167,625,597	—	—	167,625,597
United States	160,268,062	—	—	160,268,062
Germany	140,464,434	—	—	140,464,434
Taiwan	28,445,388	—	—	28,445,388
Spain	26,920,635	—	—	26,920,635
Ireland	23,338,771	—	—	23,338,771
Other Countries	73,547,230	11,191,713	—	84,738,943
Mutual Funds	35,658,702	—	—	35,658,702
Total	$1,057,238,857	$216,081,570	$—	$1,273,320,427
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$872,258	$—	$872,258
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2019, the value of securities loaned was $2,344,441. These loans were collateralized by cash of $985,355 and U.S. Treasury Obligations (held by the lending agent) of $1,425,560.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,696,385	$137,580,408	$137,609,700	$5,038	$1,216	$34,673,347
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$656,565	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2019, are as follows:
Japan	19.9%
United States	15.6%
United Kingdom	13.9%
Switzerland	13.7%
France	13.1%
Germany	11.0%
Taiwan	2.2%
Spain	2.1%
Ireland	1.8%
Other Countries	6.7%